Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Number
Common stock	of shares

Balance, December 31, 2009	60,513,911
Issued for cash upon exercise of options	442,694
Issued upon exercise of options in cashless transactions (note 11(c))	95,757

Balance, December 31, 2010	61,052,362
Issued for cash upon exercise of options	73,152
Issued upon exercise of options in cashless transactions (note 11(c))	3,577

Balance, December 31, 2011	61,129,091
Issuance of common stock (note 16)	1,222,600
Balance, December 31, 2012	62,351,691

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Details of the stock option transactions for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2009	6,339,031	7.45
Options granted	379,000	7.28
Options exercised(1)	(772,483)	5.85
Options forfeited	(183,832)	7.89
Options expired	(52,667)	6.99
Outstanding as at December 31, 2010	5,709,049	7.65	2.24	4,525

Options granted	559,000	4.28
Options exercised(1)	(85,051)	4.84
Options forfeited	(258,482)	7.82
Options expired	(1,039,553)	8.81
Outstanding as at December 31, 2011	4,884,963	7.05	1.99	Nil

Options granted	2,950,000	0.42
Options forfeited	(1,302,132)	6.18
Options expired	(942,250)	11.95
Outstanding as at December 31, 2012	5,590,581	2.93	2.94	65
Exercisable as at December 31, 2012	3,882,209	3.97	2.23	26
Vested and expected to vest as at December 31, 2012	5,438,447	3.00	2.89	59

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

At December 31, 2012, stock options to executive officers and directors, employees and consultants were outstanding as follows:

		Options outstanding		Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices	Number	life (years)	(CAD$)	Number	(CAD$)

$0.34 to $0.49	2,950,000	4.41	0.42	1,297,228	0.42
$3.65 to $4.94	2,148,604	1.41	4.63	2,102,704	4.63
$6.09 to $8.64	123,250	2.31	7.91	113,550	7.96
$10.36 to $12.95	368,727	0.34	11.42	368,727	11.42

	5,590,581	2.94	2.93	3,882,209	3.97

Schedule Of Nonvested Option Activity [Table Text Block]

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2012 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2011	1,172,715	2.51
Granted	2,950,000	0.22
Vested	(2,007,029)	0.96
Forfeited	(407,314)	2.37

Non-vested at December 31, 2012	1,708,372	0.42

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

Compensation expense is recorded in research and development expenses and general and administration expenses as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010

Research and development	$(128)	$749	$1,138
General and administration	674	1,182	2,139

Total	$546	$1,931	$3,277

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,	December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80.48%	63.8%	62.2%
Risk-free interest rate	1.2%	1.8%	2.3%
Expected average life of the options	3.3 years	4.2 years	4.1 years